Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	$ 18	$ 18		$ 18
BALANCE, shares	18,277,893	18,244,671		18,244,671
Issuance of common stock					$ 18
Issuance of common stock, shares		33,222		33,222	18,244,671
BALANCE	$ 18	$ 18	$ 18	$ 18	$ 18
BALANCE, shares	18,277,893	18,277,893	18,244,671	18,277,893	18,244,671
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	$ (21,388)	$ (15,575)		$ (15,575)	$ (19,080)	$ 163
Net income/(loss)	(1,703)	1,075		(5,813)	3,505	(19,243)
BALANCE	(23,091)	(14,500)	$ (15,575)	(21,388)	(15,575)	(19,080)
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	70,123	70,123		70,123	72,981	54,157
Issuance of common stock					(8)
Expenses for Merger					(1,745)
Stock compensation					143
BALANCE	70,123	70,123	70,123	70,123	70,123	72,981
BALANCE	48,753	54,566		54,566	53,901	54,320
Issuance of common stock					10
Net income/(loss)	(1,703)	1,075		(5,813)	3,505	(19,243)
Expenses for Merger					(1,745)
Stock compensation					143
BALANCE	47,050	55,641	54,566	48,753	54,566	$ 53,901
PYXIS TANKERS INC. | Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	$ 18	$ 18		$ 18
BALANCE, shares	18,277,893	18,244,671		18,244,671
Issuance of common stock			$ 18
Issuance of common stock, shares			18,244,671	33,222
BALANCE			$ 18	$ 18	$ 18
BALANCE, shares			18,244,671	18,277,893	18,244,671
PYXIS TANKERS INC. | Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	$ (21,388)	$ (15,575)	$ (19,080)	$ (15,575)
Net income/(loss)			3,505	(5,813)
BALANCE			(15,575)	(21,388)	$ (15,575)
PYXIS TANKERS INC. | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	70,123	70,123	71,733	70,123
Issuance of common stock			(8)
Expenses for Merger			(1,745)
Stock compensation			143
BALANCE			70,123	70,123	70,123
PYXIS TANKERS INC.
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE	$ 48,753	$ 54,566	52,653	54,566
Issuance of common stock			10
Net income/(loss)			3,505	(5,813)
Expenses for Merger			(1,745)
Stock compensation			143
BALANCE			$ 54,566	$ 48,753	$ 54,566